INVENTORIES (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Raw materials	¥ 4,659,000	¥ 6,281,000
Work in progress	244,000	1,040,000
Finished goods	26,686,000	44,880,000
Inventories	¥ 31,589,000	¥ 52,201,000